Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	£ 23,777	£ 19,394
Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	270,027	257,768
of which: Carried at fair value [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	43	4
of which: Carried at fair value [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	17,660	11,703
Guarantees and letters of credit pledged as collateral security [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	17,006	15,046
Performance guarantees, acceptances and endorsements [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	6,771	4,348
Documentary credits and other short-term trade related transactions [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	1,291	1,741
Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	£ 268,736	£ 256,027